Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets
Schedule of goodwill

($ in millions)	Beverage Packaging, North & Central America	Beverage Packaging, South America	Beverage Packaging, Europe	Food & Aerosol Packaging	Aerospace	Other	Total

Balance at December 31, 2015	$561	$100	$817	$612	$9	$78	$2,177
Business acquisition	1,053	901	1,625	—	31	192	3,802
Business dispositions	—	(31)	(783)	(8)	—	—	(822)
Effects of currency exchange	—	—	(27)	(5)	—	(30)	(62)
Balance at December 31, 2016	$1,614	$970	$1,632	$599	$40	$240	$5,095
Opening balance sheet adjustments	(339)	329	(274)	—	—	(68)	(352)
Business dispositions	—	—	—	(9)	—	—	(9)
Effects of currency exchange	—	—	173	19	—	7	199
Balance at December 31, 2017	$1,275	$1,299	$1,531	$609	$40	$179	$4,933